Summary of Significant Accounting Policies (Details) - Schedule of currency exchange rates - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Currency Exchange Rates Abstract
Balance sheet items, except for equity accounts	$ 6.9646	$ 6.3726
Items in the consolidated statements of operations and comprehensive (loss)/income, and cash flows	$ 6.719	$ 6.4	$ 6.9042